Leases (Details) - Schedule of weighted average lease term and weighted average discount rate	Jun. 30, 2021	Jun. 30, 2020
Weighted average lease term:
Operating leases	2 years 4 months 24 days	3 years 14 days
Weighted average discount rate:
Operating leases	4.75%	4.75%